Capital Stock (Narrative) (Details)	1 Months Ended		12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 28, 2013 CAD	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 28, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 28, 2013 Officers and directors [Member] USD ($)	Dec. 31, 2012 Officers and directors [Member] USD ($)	Dec. 28, 2013 Options for Employees and Consultants [Member] USD ($)	Dec. 31, 2012 Options for Employees and Consultants [Member] USD ($)	Dec. 31, 2012 Options for Employees and Consultants [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Options for Employees and Consultants [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Other Warrants [Member] USD ($)	Dec. 31, 2012 Other Warrants [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Other Warrants [Member] Maximum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			196,000	821,229					166,000	565,635	196,000	821,299
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0.98	$ 1.06	$ 0.87		$ 1.17						$ 0.87	$ 2.77
Proceeds from Stock Options Exercised									$ 163,020	$ 608,376	$ 192,871	$ 868,768
Class of Warrant or Right, Exercises in Period			37,500	648,591											648,591
Class of Warrant or Right, Exercises in Period, Exercise Price			$ 1.25													$ 1.20	$ 1.38
Proceeds from Warrant Exercises			46,875												859,285
Units Issued During Period, Units	3,333,333	3,333,333		1,067,774
Units Issued During Period, Value				2,359,780
Proceeds from Units Issued During Period	1,879,400	2,000,000		64,050
Units Issued During Period, Underlying Shares	1	1		1
Units Issued During Period, Underlying Warrants	0.5	0.5		0.5
Class of Warrant or Right, Grants in Period, Exercise Price		0.70		$ 3.45
Class of Warrant or Right, Grants in Period, Contractual Term	5 years	5 years		2 years
Warrants Issued During Period, Value				$ 280,496
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate						66.00%		67.00%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate						0.23%		25.00%